Related Party Transactions (Narrrative) (Details) - USD ($) $ in Millions	1 Months Ended	9 Months Ended	12 Months Ended
	Sep. 30, 2016	Oct. 02, 2016	Dec. 31, 2017	Dec. 31, 2015
Successor | Maximum [Member]
Related Party Transaction [Line Items]
Registration Rights Agreement, Number Of Days To Convert S-1 Registration Statement To S-3 Registration Statement			30 days
Registration Rights Agreement, Demand Registration, Number Of Days To File S-1 Registration Statement			45 days
Registration Rights Agreement, Demand Registration, Number Of Days To File S-3 Registration Statement			30 days
Registration Rights Agreement, Demand Registration, Number Of Days Between Initial Registration And Effective Date			120 days
Successor | Legal Expenses Paid On Behalf of Selling Stockholders [Member]
Related Party Transaction [Line Items]
Legal Fees			$ 1
Predecessor
Related Party Transaction [Line Items]
Adjustment to affiliate claims pursuant to Settlement Agreement		$ 0		$ (635)
Contractual interest on debt classified as LSTC		1,570		2,070
Predecessor | Texas Competitive Electric Holdings Company LLC [Member] | Pension Plan [Member]
Related Party Transaction [Line Items]
Employer contributions to retirement plan	$ 2
Predecessor | Texas Competitive Electric Holdings Company LLC [Member] | Oncor [Member]
Related Party Transaction [Line Items]
Related party transaction, amounts of transaction		700		955
Delivery fee surcharge remitted to related party		15		17
Predecessor | Texas Competitive Electric Holdings Company LLC [Member] | Energy Future Holdings Corp. [Member]
Related Party Transaction [Line Items]
Selling, general and administrative expenses from transactions with related party		157		205
Tax expense due to affiliates, current		$ 22		29
Adjustment to affiliate claims pursuant to Settlement Agreement				(609)
Predecessor | Texas Competitive Electric Holdings Company LLC [Member] | Energy Future Holdings Corp And Energy Future Intermediate Holding Company, LLC [Member]
Related Party Transaction [Line Items]
Long-term debt held by affiliates				382
Interest Expense, Related Party				1
Contractual interest on debt classified as LSTC				$ 37